Inventories (Details) - USD ($) $ in Millions	Mar. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Inventory Disclosure [Abstract]
Raw materials	$ 48	$ 43	$ 52
Work in progress	182	161	193
Finished goods	1	1	2
Total	$ 231	$ 205	$ 247